Investment Securities, OTTI Included in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Marketable Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities	$ 0	$ 0	$ 0
OTTI write-downs included in earnings
Total investment securities (1)	194	185	52
Nonmarketable equity investments (1)	448	374	270
Total OTTI write-downs included in earnings (1)	642	559	322
Total debt securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	189	183	49
Securities of U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total investment securities (1)	63	18	11
Residential [Member]
OTTI write-downs included in earnings
Total investment securities (1)	34	54	26
Commercial [Member]
OTTI write-downs included in earnings
Total investment securities (1)	14	4	9
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	72	105	1
Collateralized loan and other debt obligations [Member]
OTTI write-downs included in earnings
Total investment securities (1)	0	0	2
Other debt securities
OTTI write-downs included in earnings
Total investment securities (1)	6	2	0
Total marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	5	2	3
Other marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities (1)	5	2	$ 3
Energy [Domain]
OTTI write-downs included in earnings
Total investment securities (1)	88	104
Nonmarketable equity investments (1)	170	183
Total OTTI write-downs included in earnings (1)	$ 258	$ 287